Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) to our named executive officers (“NEOs”) and the Company’s financial performance. The Company does not use CAP as a basis for making compensation decisions, nor does it use the performance measures defined by the SEC for the Pay versus Performance table to measure performance for incentive plan purposes. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation Matters – Compensation Discussion and Analysis.”
Pay Versus Performance Table

	Summary Compensation Table Total for CEO	Compensation Actually Paid (“CAP”) to CEO			Value of Initial Fixed $100 Investment Based On:
Year			Average summary compensation table total for non-CEO named executive officers (1)	Average compensation actually paid to non-CEO named executive officers (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return	Net Income (in millions)	Adjusted EBITDA (in millions) (4)
(a)			(d)	(e)	(f)	(g)	(h)	(i)

2025	$1,487,950	$(119,838)	$831,687	$177,910	$ 17	$141	$ 29.9	$ (45.4)

2024	$2,126,755	$3,420,597	$ 888,183	$1,540,478	$ 37	$151	$ (256.9)	$ (66.4)

2023	$6,535,630	$2,603,992	$1,706,156	$492,584	$ 62	$213	$ (362.7)	$ (26.3)

2022	$5,687,163	$(7,091,673)	$1,636,419	$(1,319,015)	$ 86	$160	$(121.70)	$ (5.80)

2021	$8,574,250	$15,609,540	$3,081,939	$5,899,487	$162	$227	$ 322.10	$ 56.10

(1)
The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Reji Puthenveetil, Jeffrey Creech, Joseph Zuiker, Phyllis Nordstrom, and Charles Hull (ii) for 2024, Reji Puthenveetil, Jeffrey Creech, Joseph Zuiker, and Phyllis Nordstrom; (iii) for 2023, Michael Turner, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jeffrey Creech, and Phyllis Nordstrom; (iv) for 2022, Michael Turner, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jagtar Narula, and Wayne Pensky; and (v) for 2021, Andrew Johnson, Menno Ellis, Reji Puthenveetil, and Jagtar Narula.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported herein. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEO without restriction during the applicable year but rather are a valuation calculated under applicable SEC rules.

For purposes of the CAP calculation, there was no actuarial change in pension value or pension related adjustments to report. In addition, for purposes of the equity award adjustments shown below, there are no dividends or interest accrued to report.

(3)
TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the S&P SmallCap 600 Information Technology Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.

(4)
Adjusted EBITDA is the financial measure from the tabular list of 2025 Most Important Measures shown that, in the Company’s assessment, represents for 2025 the most important performance measure used to link compensation actually paid to our CEO and other NEOs to the Company’s performance. The Company selected this measure as the most important because adjusted EBITDA accounted for 50% of target annual bonus award opportunities for our NEOs in 2025. Adjusted EBITDA is defined on page 38 and is a non-GAAP financial measure.

					Add Equity Award Adjustments

Year	Executives CEO Other NEOs	Summary Compensation Table (SCT) Total for Covered Year	Subtract Grant Date Fair Value of Awards as Reported in SCT for Covered Year	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year End	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year End	Add, for Awards Granted and Vested in the Covered Year, Fair Value as of Vesting Date	Change in Value as of Vesting Date (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Subtract Prior Year-End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year

2025	CEO	$1,487,950	$(629,750)	$523,139	$(1,300,419)	$—	$(200,757)	$—

	Other NEOs	$831,687	$(359,901)	$121,325	$(281,688)	$—	$(55,956)	$(77,556)

2024	CEO	$2,126,755	$(1,252,062)	$1,581,813	$(843,813)	$—	$(696,219)	$—

	Other NEOs	$888,183	$(417,352)	$2,117,339	$(529,335)	$—	$(590,763)	$—

2023	CEO	$6,535,630	$(5,268,229)	$2,094,393	$(1,114,020)	$—	$356,218	$—

	Other NEOs	$1,706,156	$(1,300,976)	$532,787	$(273,623)	$—	$(65,805)	$(105,956)

2022	CEO	$5,687,163	$(4,765,861)	$1,882,109	$(7,695,443)	$—	$(2,199,640)	$—

	Other NEOs	$1,636,419	$(1,269,985)	$456,106	$(1,221,213)	$14,940	$(116,787)	$(818,495)

2021	CEO	$8,574,250	$(6,378,719)	$5,693,472	$5,445,859	$—	$2,274,678	$—

	Other NEOs	$3,081,939	$(2,302,472)	$2,022,950	$1,973,281	$—	$1,224,538	$(100,749)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Reji Puthenveetil, Jeffrey Creech, Joseph Zuiker, Phyllis Nordstrom, and Charles Hull (ii) for 2024, Reji Puthenveetil, Jeffrey Creech, Joseph Zuiker, and Phyllis Nordstrom; (iii) for 2023, Michael Turner, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jeffrey Creech, and Phyllis Nordstrom; (iv) for 2022, Michael Turner, Andrew Johnson, Menno Ellis, Reji Puthenveetil, Jagtar Narula, and Wayne Pensky; and (v) for 2021, Andrew Johnson, Menno Ellis, Reji Puthenveetil, and Jagtar Narula.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the S&P SmallCap 600 Information Technology Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 1,487,950	$ 2,126,755	$ 6,535,630	$ 5,687,163	$ 8,574,250
PEO Actually Paid Compensation Amount	$ (119,838)	3,420,597	2,603,992	(7,091,673)	15,609,540
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported herein. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEO without restriction during the applicable year but rather are a valuation calculated under applicable SEC rules.

For purposes of the CAP calculation, there was no actuarial change in pension value or pension related adjustments to report. In addition, for purposes of the equity award adjustments shown below, there are no dividends or interest accrued to report.

					Add Equity Award Adjustments

Year	Executives CEO Other NEOs	Summary Compensation Table (SCT) Total for Covered Year	Subtract Grant Date Fair Value of Awards as Reported in SCT for Covered Year	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year End	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year End	Add, for Awards Granted and Vested in the Covered Year, Fair Value as of Vesting Date	Change in Value as of Vesting Date (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Subtract Prior Year-End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year

2025	CEO	$1,487,950	$(629,750)	$523,139	$(1,300,419)	$—	$(200,757)	$—

	Other NEOs	$831,687	$(359,901)	$121,325	$(281,688)	$—	$(55,956)	$(77,556)

2024	CEO	$2,126,755	$(1,252,062)	$1,581,813	$(843,813)	$—	$(696,219)	$—

	Other NEOs	$888,183	$(417,352)	$2,117,339	$(529,335)	$—	$(590,763)	$—

2023	CEO	$6,535,630	$(5,268,229)	$2,094,393	$(1,114,020)	$—	$356,218	$—

	Other NEOs	$1,706,156	$(1,300,976)	$532,787	$(273,623)	$—	$(65,805)	$(105,956)

2022	CEO	$5,687,163	$(4,765,861)	$1,882,109	$(7,695,443)	$—	$(2,199,640)	$—

	Other NEOs	$1,636,419	$(1,269,985)	$456,106	$(1,221,213)	$14,940	$(116,787)	$(818,495)

2021	CEO	$8,574,250	$(6,378,719)	$5,693,472	$5,445,859	$—	$2,274,678	$—

	Other NEOs	$3,081,939	$(2,302,472)	$2,022,950	$1,973,281	$—	$1,224,538	$(100,749)

Non-PEO NEO Average Total Compensation Amount	$ 831,687	888,183	1,706,156	1,636,419	3,081,939
Non-PEO NEO Average Compensation Actually Paid Amount	$ 177,910	1,540,478	492,584	(1,319,015)	5,899,487
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported herein. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEO without restriction during the applicable year but rather are a valuation calculated under applicable SEC rules.

For purposes of the CAP calculation, there was no actuarial change in pension value or pension related adjustments to report. In addition, for purposes of the equity award adjustments shown below, there are no dividends or interest accrued to report.

					Add Equity Award Adjustments

Year	Executives CEO Other NEOs	Summary Compensation Table (SCT) Total for Covered Year	Subtract Grant Date Fair Value of Awards as Reported in SCT for Covered Year	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year End	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year End	Add, for Awards Granted and Vested in the Covered Year, Fair Value as of Vesting Date	Change in Value as of Vesting Date (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Subtract Prior Year-End Value of Equity Awards that Failed to Meet Vesting Conditions During Covered Year

2025	CEO	$1,487,950	$(629,750)	$523,139	$(1,300,419)	$—	$(200,757)	$—

	Other NEOs	$831,687	$(359,901)	$121,325	$(281,688)	$—	$(55,956)	$(77,556)

2024	CEO	$2,126,755	$(1,252,062)	$1,581,813	$(843,813)	$—	$(696,219)	$—

	Other NEOs	$888,183	$(417,352)	$2,117,339	$(529,335)	$—	$(590,763)	$—

2023	CEO	$6,535,630	$(5,268,229)	$2,094,393	$(1,114,020)	$—	$356,218	$—

	Other NEOs	$1,706,156	$(1,300,976)	$532,787	$(273,623)	$—	$(65,805)	$(105,956)

2022	CEO	$5,687,163	$(4,765,861)	$1,882,109	$(7,695,443)	$—	$(2,199,640)	$—

	Other NEOs	$1,636,419	$(1,269,985)	$456,106	$(1,221,213)	$14,940	$(116,787)	$(818,495)

2021	CEO	$8,574,250	$(6,378,719)	$5,693,472	$5,445,859	$—	$2,274,678	$—

	Other NEOs	$3,081,939	$(2,302,472)	$2,022,950	$1,973,281	$—	$1,224,538	$(100,749)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
As described in greater detail in “Executive Compensation Matters – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our annual and long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:

•	Revenue

•	Adjusted EBITDA

•	Relative TSR (the Company’s TSR as compared to the 3DPRNT Index)

Total Shareholder Return Amount	$ 17	37	62	86	162
Peer Group Total Shareholder Return Amount	141	151	213	160	227
Net Income (Loss)	$ 29,900,000	$ (256,900,000)	$ (362,700,000)	$ (121,700,000)	$ 322,100,000
Company Selected Measure Amount	(45,400,000)	(66,400,000)	(26,300,000)	(5,800,000)	56,100,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company selected this measure as the most important because adjusted EBITDA accounted for 50% of target annual bonus award opportunities for our NEOs in 2025. Adjusted EBITDA is defined on page 38 and is a non-GAAP financial measure.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR (the Company’s TSR as compared to the 3DPRNT Index)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (629,750)	$ (1,252,062)	$ (5,268,229)	$ (4,765,861)	$ (6,378,719)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	523,139	1,581,813	2,094,393	1,882,109	5,693,472
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,300,419)	(843,813)	(1,114,020)	(7,695,443)	5,445,859
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,757)	(696,219)	356,218	(2,199,640)	2,274,678
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(359,901)	(417,352)	(1,300,976)	(1,269,985)	(2,302,472)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,325	2,117,339	532,787	456,106	2,022,950
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(281,688)	(529,335)	(273,623)	(1,221,213)	1,973,281
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	14,940	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,956)	(590,763)	(65,805)	(116,787)	1,224,538
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (77,556)	$ 0	$ (105,956)	$ (818,495)	$ (100,749)